Average Annual Total Returns{- Fidelity Mid-Cap Stock K6 Fund} - 04.30 Fidelity Mid-Cap Stock K6 Fund PRO-04 - Fidelity Mid-Cap Stock K6 Fund	Fidelity Mid-Cap Stock K6 Fund Cap Stock K6 Fund Past 1 year	Fidelity Mid-Cap Stock K6 Fund Cap Stock K6 Fund Since Inception		SP004 Past 1 year	SP004 Since Inception
Total	27.14%	18.47%	[1]	24.76%	18.55%	[1]

[1]	(a)From June 13, 2019